22. OTHER LONG-TERM FINANCIAL LIABILITIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Longterm Financial Liabilities Details Abstract
Derivative liabilities (Note 27)	$ 5,627	$ 5,527
Security deposits	346	328
Satellite performance incentive payments	47,268	52,509
Other	1,280	467
Other long-term financial liabilities	$ 54,521	$ 58,831